Leases - Lessor Leases - Amounts recognised in consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount included in consolidated income statement for finance leases
Finance income on the net investment in leases	£ 298	£ 289
Amount included in consolidated income statement for operating leases
Gross Lease income	£ 169	£ 168